Provisions (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of other provisions [line items]
Beginning Balance		₨ 6,324
Provision made during the year, net of reversals		5,667
Provision used during the year		(4,816)
Effect of changes in foreign exchange rates		484
Ending Balance		7,659		₨ 6,324
Current		7,550	$ 80	6,168
Non-current		109	$ 1	156
Due To Creditors For Expenses		7,659
Refund Liability [member]
Disclosure of other provisions [line items]
Beginning Balance	[1]	5,297
Provision made during the year, net of reversals	[1]	5,666
Provision used during the year	[1]	(4,816)
Effect of changes in foreign exchange rates	[1]	467
Ending Balance	[1]	6,614		5,297
Current	[1]	6,614
Non-current	[1]	0
Due To Creditors For Expenses	[1]	6,614
Environmental liability provisions [Member]
Disclosure of other provisions [line items]
Beginning Balance	[2]	64
Provision made during the year, net of reversals	[2]	(64)
Provision used during the year	[2]	0
Effect of changes in foreign exchange rates	[2]	0
Ending Balance	[2]	0		64
Current	[2]	0
Non-current	[2]	0
Due To Creditors For Expenses	[2]	0
Legal and others provision [Member]
Disclosure of other provisions [line items]
Beginning Balance	[3]	963
Provision made during the year, net of reversals	[3]	65
Provision used during the year	[3]	0
Effect of changes in foreign exchange rates	[3]	17
Ending Balance	[3]	1,045		₨ 963
Current	[3]	936
Non-current	[3]	109
Due To Creditors For Expenses	[3]	₨ 1,045

[1]	Refund liability is accounted for by recording a provision based on the Company’s estimate of expected sales returns. See Note 3(m) of these consolidated financial statements for the Company’s accounting policy on refund liability.
[2]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.64). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the consolidated statements of financial position. During the year ended March 31, 2026, the Company was released from this obligation, resulting in the reversal of the environmental liability with a corresponding adjustment to the related indemnification asset.
[3]	Primarily consists of provision recorded towards the potential liability arising out of a litigation relating to cardiovascular and anti-diabetic formulations. Refer to Note 31 (“Contingencies”) of these consolidated financial statements under “Product and patent related matters - Matters relating to National Pharmaceutical Pricing Authority and Litigation relating to Cardiovascular and Anti-diabetic formulations” for further details.